Equity Incentive Plan (Details) - USD ($)			4 Months Ended	12 Months Ended
	May 31, 2024	Sep. 28, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan [Abstract]
Stock based compensation cost				$ 5,312,854	$ 1,272,698	$ 0
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)				2,000,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Remaining unrecognized compensation cost for shares granted				$ 4,078,848
Recognition period				2 years
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)			0	1,240,000
Granted (in shares)	760,000	1,240,000	1,240,000	760,000
Vested (in shares)				(560,000)
Non-vested, ending balance (in shares)			1,240,000	1,440,000	1,240,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)			$ 0	$ 5.83
Granted (in dollars per share)			5.83	4.52
Vested (in dollars per share)				5.83
Non-vested, ending balance (in dollars per share)			$ 5.83	$ 5.14	$ 5.83
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost				$ 5,312,854	$ 1,272,698	$ 0